Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Segment Reporting [Abstract]
Unadjusted gross profit	$ 57,018	$ 68,284	$ 60,055
Inventory provisions	(736)	(475)	(686)
Other unallocated costs	38	(3,586)	(998)
Adjustment of intercompany profit	30	254	206
Gross profit	$ 56,350	$ 64,477	$ 58,577